American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
August 31, 2023

Intermediate-Term Tax-Free Bond Fund - Schedule of Investments
AUGUST 31, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 99.4%
Alabama — 3.1%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	10,000,000	9,989,939
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)(1)	10,000,000	10,437,227
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (LIQ FAC: Royal Bank of Canada)	1,645,000	1,627,611
Black Belt Energy Gas District Rev., VRN, 5.25%, 2/1/53 (GA: Morgan Stanley)	15,000,000	15,558,805
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	6,734,439
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	19,500,000	20,010,711
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	16,852,544
Black Belt Energy Gas District Rev., VRN, 5.25%, 12/1/53 (LIQ FAC: Royal Bank of Canada)	4,000,000	4,218,595
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,016,542
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,023,160
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	15,000,000	14,935,914
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Morgan Stanley)	5,000,000	5,244,955
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	6,000,000	6,224,715
		114,875,157
Alaska — 0.1%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	3,656,970
Arizona — 4.0%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 4.52%, (3-month LIBOR plus 0.81%), 1/1/37	7,500,000	6,900,904
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 4.31%, (MUNIPSA plus 0.25%), 1/1/46	3,845,000	3,794,853
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(2)	315,000	315,477
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(2)	350,000	338,175
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(2)	600,000	581,331
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(2)	855,000	766,191
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(2)(3)(4)	5,000,000	500,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(2)	535,000	505,710
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	725,000	597,366
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	320,704
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	270,884
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	675,054
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	323,773
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	323,651
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	254,261
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	563,960
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	1,765,187
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,641,530
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	482,867
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(2)	525,000	450,319
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	250,000	200,407
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(2)	700,000	506,725
Arizona Sports & Tourism Authority Rev., 5.00%, 7/1/25 (BAM)	2,000,000	2,051,305
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/28	2,090,000	2,287,560
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/29	2,500,000	2,783,281
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/34	2,105,000	2,443,045
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/35	5,000,000	5,748,005
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	915,241

Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(2)	2,750,000	2,699,236
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	502,929
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	204,258
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	309,445
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	223,663
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	730,073
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	727,272
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	310,493
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,014,468
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,254,692
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/36	1,875,000	1,877,942
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,162,995
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,223,543
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(2)	10,965,000	10,987,091
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(2)	3,380,000	2,775,821
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	1,140,000	835,916
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	6,500,000	4,766,186
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(2)	3,140,000	2,235,200
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	933,189
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	828,955
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	671,942
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,677,837
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,547,686
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	280,000	284,255
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	2,805,000	2,758,198
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	360,439
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	272,978
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,548,937
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	441,006
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 4.63%, (MUNIPSA plus 0.57%), 1/1/35	3,525,000	3,516,188
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,750,000	1,813,869
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	5,200,000	5,538,783
Maricopa County Industrial Development Authority Rev., (HonorHealth Obligated Group), VRN, 4.86%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,722,609
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(2)	1,000,000	950,937
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	1,855,000	1,742,756
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(2)	3,500,000	3,068,007
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(2)	1,650,000	1,213,164
Phoenix GO, 5.00%, 7/1/24	1,330,000	1,348,817
Phoenix GO, 5.00%, 7/1/25	3,000,000	3,095,725
Phoenix GO, 5.00%, 7/1/26	2,750,000	2,888,764

Phoenix GO, 5.00%, 7/1/27	3,000,000	3,211,462
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	10,813,898
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/43	7,500,000	8,174,827
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	10,279,868
		149,854,085
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,000,000
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,368,587
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,168,729
		3,537,316
California — 5.2%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,181,238
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(5)	1,725,000	1,746,936
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(5)	1,750,000	1,772,254
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(5)	1,800,000	1,822,890
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(5)	2,000,000	2,025,433
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(5)	2,000,000	2,025,433
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(6)	2,000,000	1,858,262
Bay Area Toll Authority Rev., VRN, 5.16%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,751,664
Bay Area Toll Authority Rev., VRN, 4.34%, (MUNIPSA plus 0.28%), 4/1/56	7,000,000	6,978,450
California Community Choice Financing Authority Rev., VRN, 4.51%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	8,770,000	8,144,738
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/35	200,000	202,824
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/37	275,000	273,399
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/38	275,000	269,676
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/40	150,000	144,482
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,665,000	1,778,689
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(2)	1,375,000	1,345,038
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	4,787,927
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.125%, 11/15/27(2)	7,260,000	7,047,558
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,523,267
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,540,957
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,031,957
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(2)	1,480,000	1,443,938
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(2)	1,350,000	1,369,993
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	6,255,000	6,258,754
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	7,935,797
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(6)	2,530,000	2,047,681
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	3,200,000	2,183,830
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(2)	1,455,000	934,732
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(5)	2,500,000	2,534,341
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	16,110,000	14,038,956
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,238,023
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,558,719
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 4.00%, 9/1/27	1,455,000	1,455,245
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,508,917
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,270,987
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,077,383
Metropolitan Water District of Southern California Rev., VRN, 4.20%, (MUNIPSA plus 0.14%), 7/1/37	5,000,000	4,997,599
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	3,150,000	3,041,349
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(5)	800,000	828,715
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(5)	1,000,000	1,035,894
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,060,136

Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	1,295,000	1,340,162
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,034,228
Orange County Community Facilities District Special Tax, 5.00%, 8/15/42	2,000,000	2,017,182
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,698,251
Orange County Transportation Authority Rev., 4.00%, 10/15/24(5)	7,140,000	7,210,689
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,122,839
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,043,499
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	3,579,681
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,402,138
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,175,539
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(6)	5,110,000	2,300,062
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	629,623
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,068,211
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/25, Prerefunded at 100% of Par(5)	6,000,000	6,158,119
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/37	800,000	906,684
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/38	825,000	929,728
State of California GO, 5.00%, 12/1/26	3,955,000	3,970,005
State of California GO, 5.00%, 11/1/27	5,000,000	5,014,562
State of California GO, 4.00%, 9/1/32	5,000,000	5,114,323
State of California GO, 4.00%, 8/1/35	10,000,000	10,132,822
State of California GO, 4.00%, 9/1/35	10,815,000	10,959,164
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	1,330,000	1,392,230
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	1,000,000	1,032,448
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/40	1,000,000	1,025,418
		194,331,668
Colorado — 3.2%
Adams County COP, 4.00%, 12/1/26	2,250,000	2,281,424
Adams County COP, 4.00%, 12/1/27	1,310,000	1,326,941
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,233,393
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	307,902
City & County of Denver Airport System Rev., 5.00%, 11/15/35	500,000	564,132
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	446,553
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	353,911
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	663,584
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	963,282
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,188,965
City & County of Denver Airport System Rev., 5.25%, 11/15/39	1,300,000	1,451,470
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,199,996
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	744,889
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,630,217
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	631,349
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,217,081
City & County of Denver Airport System Rev., 5.25%, 11/15/42	500,000	550,492
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	7,506,449
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,648,539
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	10,000,000	9,593,001
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	7,400,000	7,624,545
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,463,270
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	1,795,000	1,838,280
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	5,815,000	5,899,803
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,250,000	1,253,169

Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,739,647
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,385,568
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	515,380
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	350,368
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	390,166
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	399,570
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	251,396
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,175,673
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	604,153
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	8,500,000	8,852,362
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	1,920,100
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/44	4,875,000	4,923,962
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	721,694
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	742,468
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	516,701
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,000,991
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	999,990
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	524,703
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,066,048
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	811,997
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,523,609
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,325,666
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,567,534
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,638,291
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,007,869
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	1,785,561
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	1,865,167
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	3,873,413
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/28 (AGM)	670,000	724,043
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	735,000	803,627
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	755,000	834,755
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	935,000	1,046,132
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/40 (AGM)	1,100,000	1,154,452
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	682,025
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	689,757
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,323,856
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,842,493
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	185,629
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	204,207
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	141,617
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	212,558
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	136,372
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	226,101
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	131,143
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	233,811
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	131,095
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	233,405
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	131,111
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	249,713
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	141,565
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	542,601
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	167,718
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	547,249

Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	307,573
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	107,153
		119,194,445
Connecticut — 2.2%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	524,529
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	650,763
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,622,729
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	544,749
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,384,073
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,089,033
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,071,242
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	686,706
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,828,392
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,057,129
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,547,907
City of Hartford Rev., (State of Connecticut), 5.00%, 4/1/25	2,250,000	2,303,947
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,010,291
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,040,152
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,009,561
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,007,173
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(2)	990,000	996,535
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(2)	285,000	283,509
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(2)	1,065,000	1,056,434
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(2)	500,000	486,456
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(2)	1,500,000	1,280,633
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	5,457,926
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	631,786
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	525,675
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,155,939
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	367,580
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	417,790
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	6,500,000	6,474,320
Connecticut State Health & Educational Facilities Authority Rev., VRN, 2.80%, 7/1/57	6,530,000	6,375,387
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(2)	5,000,000	5,010,077
State of Connecticut GO, 5.00%, 1/15/29	5,615,000	6,164,706
State of Connecticut GO, 5.00%, 8/1/31	4,000,000	4,558,108
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,679,459
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	12,830,811
State of Connecticut GO, 5.00%, 11/15/36	1,000,000	1,122,056
State of Connecticut GO, 5.00%, 11/15/37	1,000,000	1,111,757
State of Connecticut GO, 4.00%, 6/1/39	500,000	497,003
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,061,682
		82,924,005
District of Columbia — 1.5%
District of Columbia GO, 5.00%, 6/1/25	1,590,000	1,636,129
District of Columbia GO, 5.00%, 6/1/30	7,130,000	8,002,336
District of Columbia GO, 5.00%, 10/15/35	15,000,000	16,350,146
District of Columbia Rev., (District of Columbia Income Tax Rev.), 4.00%, 3/1/45	9,890,000	9,464,104
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,683,930
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/33	1,250,000	1,345,187
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/34	1,250,000	1,341,466
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,260,176

Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,249,943
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	2,635,000	2,572,197
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	241,920
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/41	5,100,000	5,586,766
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/43	3,330,000	3,622,952
		56,357,252
Florida — 6.1%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,752,268
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,000,727
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,762,242
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	505,863
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	510,245
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	263,401
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,035,408
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	519,279
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	518,047
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	515,900
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	513,764
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/37	940,000	974,814
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/38	680,000	701,273
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/39	765,000	784,561
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/40	855,000	872,701
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/41	945,000	959,992
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/42	1,045,000	1,055,715
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/43	1,145,000	1,153,089
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/48	2,500,000	2,482,140
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	2,955,000	3,244,238
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	5,000,000	4,304,941
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(2)	1,850,000	1,485,951
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31(2)	300,000	290,073
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35(2)	225,000	210,171
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(2)	470,000	427,558
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(2)	1,050,000	919,599
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,292,623
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,613,619
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	996,446
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	971,976
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,028,024
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	771,137
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,284,830
Florida Insurance Assistance Interlocal Agency, Inc. Rev., (Florida Insurance Guaranty Association, Inc.), 5.00%, 9/1/24	15,600,000	15,795,045
Fort Myers Rev., 4.00%, 12/1/29	170,000	172,883
Fort Myers Rev., 4.00%, 12/1/30	150,000	152,415
Fort Myers Rev., 4.00%, 12/1/31	650,000	659,788
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,803,031
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,444,209
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/32(1)	1,100,000	1,258,037
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,275,495
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,578,359
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	783,711
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,267,775
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,517,977
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,323,333
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,309,697
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,075,661

Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	500,548
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	508,424
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	660,000	670,674
Orlando Utilities Commission Rev., 5.00%, 10/1/42	3,200,000	3,513,193
Orlando Utilities Commission Rev., 5.00%, 10/1/43	6,800,000	7,408,824
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	423,967
Osceola County Transportation Rev., 5.00%, 10/1/33	695,000	735,925
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	263,940
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	764,637
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	720,664
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,025,923
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(6)	1,200,000	673,822
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(6)	3,000,000	1,574,181
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(6)	1,500,000	690,810
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(6)	1,800,000	783,870
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,041,106
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	913,443
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	1,960,525
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	4,157,327
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,347,562
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	860,349
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/38	2,000,000	1,694,995
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/27 (AGM)	500,000	533,197
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/28 (AGM)	600,000	648,499
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/29 (AGM)	500,000	547,948
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/30 (AGM)	550,000	611,088
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/32 (AGM)	1,075,000	1,223,301
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	850,000	865,125
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	15,415,000	15,314,015
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	1,350,000	1,206,466
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	5,004,352
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,274,553
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	904,094
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,759,569
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,129,152
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,434,846
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36	5,555,000	6,280,056
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	801,058
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	960,795
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	12,740,000	11,827,682
Tampa Water & Wastewater System Rev., 5.00%, 10/1/34	625,000	729,330
Tampa Water & Wastewater System Rev., 5.00%, 10/1/37	1,935,000	2,167,941
Tampa Water & Wastewater System Rev., 5.00%, 10/1/38	1,000,000	1,115,659
Tampa Water & Wastewater System Rev., 5.00%, 10/1/39	5,085,000	5,642,112
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,169,097
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,470,674
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,169,325
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	915,085
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/30 (AGM)	915,000	1,007,056
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/33 (AGM)	850,000	965,873

Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/34 (AGM)	500,000	566,750
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/37 (AGM)	1,175,000	1,287,925
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28	2,055,000	2,043,620
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33	1,830,000	1,798,986
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	125,000	123,696
Village Community Development District No. 13 Special Assessment, 1.875%, 5/1/25(2)	495,000	476,309
Village Community Development District No. 13 Special Assessment, 1.80%, 5/1/26	455,000	428,038
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	955,000	890,564
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/30(2)	1,715,000	1,546,131
Village Community Development District No. 13 Special Assessment, 2.55%, 5/1/31	980,000	867,295
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,115,000	2,834,207
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/35(2)	2,260,000	1,923,544
Village Community Development District No. 13 Special Assessment, 2.85%, 5/1/36	995,000	812,304
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/40(2)	2,430,000	1,924,747
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/41	1,500,000	1,125,226
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	4,440,000	3,070,887
Village Community Development District No. 14 Special Assessment, 5.125%, 5/1/37	4,495,000	4,602,816
Village Community Development District No. 14 Special Assessment, 5.375%, 5/1/42	4,000,000	4,095,120
Village Community Development District No. 15 Special Assessment, 4.375%, 5/1/33(2)	1,000,000	1,003,503
Village Community Development District No. 15 Special Assessment, 4.85%, 5/1/38(2)	750,000	752,810
Village Community Development District No. 15 Special Assessment, 5.00%, 5/1/43(2)	500,000	501,860
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,052,028
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,262,918
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,098,221
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,145,489
		227,287,682
Georgia — 3.1%
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,005,662
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	914,290
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,738,137
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 2.375%, 1/1/31	2,000,000	1,727,893
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	2,460,000	2,145,270
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/36	1,100,000	1,037,041
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(2)	3,355,000	3,116,931
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,185,576
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,069,585
Georgia Ports Authority Rev., 5.00%, 7/1/32	1,975,000	2,279,343
Georgia Ports Authority Rev., 5.00%, 7/1/33	2,000,000	2,300,002
Main Street Natural Gas Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	5,715,000	5,929,446
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	4,523,426
Main Street Natural Gas, Inc. Rev., VRN, 4.47%, (1-month LIBOR plus 0.83%), 8/1/48 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	10,000,000	10,003,523
Main Street Natural Gas, Inc. Rev., VRN, 4.63%, (MUNIPSA plus 0.57%), 8/1/48 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	10,000,000	9,994,959
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,200,000	19,930,589
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/52 (GA: Citigroup, Inc.)	13,000,000	13,299,846
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	2,900,000	3,012,167
Metropolitan Atlanta Rapid Transit Authority Rev., 5.00%, 7/1/31	5,000,000	5,713,017
Metropolitan Atlanta Rapid Transit Authority Rev., 5.00%, 7/1/32	3,000,000	3,472,368
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,168,370
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/24, Prerefunded at 100% of Par(5)	1,500,000	1,514,717
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,397,403
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,721,204

Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	2,036,424
		114,237,189
Hawaii — 0.5%
City & County of Honolulu GO, 4.00%, 7/1/42	4,025,000	3,915,787
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	8,709,713
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	7,570,156
		20,195,656
Idaho†
Idaho Housing & Finance Association Rev., (State of Idaho Department of Transportation Transportation Expansion & Congesti), 5.00%, 8/15/35	750,000	853,242
Illinois — 9.4%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,035,517
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,018,978
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,038,786
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,731,536
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,009,430
Chicago GO, 5.00%, 1/1/30	6,600,000	6,988,210
Chicago GO, 4.00%, 1/1/35	3,000,000	2,938,299
Chicago GO, 5.25%, 1/1/38	5,000,000	5,337,505
Chicago GO, 6.00%, 1/1/38	5,000,000	5,271,813
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	6,705,000	7,022,140
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	8,295,000	8,687,346
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,307,283
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	9,347,877
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,405,314
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,185,978
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,417,755
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,405,482
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/39 (BAM)	1,190,000	1,287,404
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/40 (BAM)	1,700,000	1,831,304
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/41 (BAM)	1,950,000	2,092,746
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,008,031
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,039,321
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,103,274
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,351,769
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,528,642
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,002,577
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,001,946
Chicago Wastewater Transmission Rev., 5.00%, 1/1/33 (AGM)	6,000,000	6,754,991
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	764,357
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	763,897
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,517,818
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,302,328
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	3,756,840
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	10,142,027
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,140,067
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,086,109
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,332,961
Chicago Waterworks Rev., 5.00%, 11/1/31 (AGM)	1,650,000	1,842,103
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,648,721
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,565,534
Cook County GO, 5.00%, 11/15/25	3,600,000	3,709,192
Cook County GO, 5.00%, 11/15/27	2,800,000	2,913,872

Cook County GO, 5.00%, 11/15/28	1,000,000	1,041,282
Cook County GO, 5.00%, 11/15/29	3,270,000	3,401,985
Cook County GO, 5.00%, 11/15/31	2,350,000	2,444,132
Cook County GO, 5.00%, 11/15/34	2,000,000	2,042,555
Cook County GO, 5.00%, 11/15/35	1,800,000	1,834,530
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,210,196
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,068,379
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,518,817
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,155,958
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,215,143
Cook County Sales Tax Rev., 5.25%, 11/15/45	7,275,000	7,641,739
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,005,114
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,065,338
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,035,073
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,118,529
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,252,365
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,313,496
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,379,055
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,445,778
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,598,625
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	404,293
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	410,261
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	364,484
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	418,447
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	796,786
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,562,342
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,535,863
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,000,324
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,886,647
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,105,194
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	512,899
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	322,591
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	511,374
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	582,452
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	508,677
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,500,086
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	754,112
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	4,989,871
Illinois Finance Authority Rev., (Plymouth Place Obligated Group), 4.75%, 11/15/27	3,500,000	3,476,148
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 4.76%, (MUNIPSA plus 0.70%), 5/1/42	2,000,000	1,953,740
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	246,944
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	705,590
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	333,865
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	707,824
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	740,942
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,000,000	5,099,895
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,475,000	5,584,384
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	11,216,644
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	4,750,000	5,010,603
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,342,732
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,663,101
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,070,903
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,070,290
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,283,951
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,672,868

Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	5,810,000	5,896,911
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	11,410,000	11,707,207
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,507,268
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	1,670,000	1,835,894
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,123,499
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,013,901
State of Illinois GO, 5.00%, 11/1/27	15,000,000	15,790,905
State of Illinois GO, 5.125%, 12/1/29	17,000,000	17,966,339
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,750,847
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,215,323
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,000,497
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,081,067
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,584,169
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,097,714
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,320,373
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,614,534
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,146,898
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,003,312
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	814,163
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,551,816
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,053,490
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,049,636
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	752,764
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,003,476
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	907,515
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,077,398
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,203,699
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	1,839,896
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	654,201
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(5)	55,000	57,008
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(5)	3,180,000	3,306,968
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,410,315
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,006,259
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,366,230
Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AGM)	2,760,000	2,844,566
		350,328,354
Indiana — 0.8%
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,152,925
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,060,951
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,566,509
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/32	325,000	348,008
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/33	415,000	445,751
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/38	800,000	820,412
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/43	860,000	871,188
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,920,470
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,022,132
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,052,853
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,073,435
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	3,635,000	3,875,959
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/24	2,200,000	2,214,896
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	3,030,000	3,121,336
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/27	2,000,000	2,069,066
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,008,681

Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,159,801
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,261,309
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,474,268
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,253,287
		30,773,237
Iowa — 0.2%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	1,275,000	1,471,501
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	1,275,000	1,454,892
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 4.26%, (SOFR plus 0.55%), 5/15/56	5,000,000	4,572,689
		7,499,082
Kansas†
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 2.875%, 4/1/30	625,000	555,249
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	895,000
		1,450,249
Kentucky — 1.8%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	625,384
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	278,443
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	934,886
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	558,888
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	481,419
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	465,000	445,857
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	359,805
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	662,184
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,130,000	1,144,861
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,694,074
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,015,044
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,368,134
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	10,004,253
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	14,936,922
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	14,764,803
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/31 (BAM)	2,000,000	2,159,188
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/33 (BAM)	1,750,000	1,881,271
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,524,478
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,542,531
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,146,227
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,087,350
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,342,385
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,559,299
		66,517,686
Louisiana — 1.3%
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	512,616
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	511,407
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	507,557
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	352,621
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	250,040
Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	5,000,000	4,994,919
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	4,930,133
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,036,842
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(5)	6,000,000	6,208,430
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,019,925
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,019,567
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/39	1,625,000	1,758,670

Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/40	1,750,000	1,885,268
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	524,430
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	865,568
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	378,094
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,186,391
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,290,234
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,282,609
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	202,205
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	742,344
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	12,600,000	12,483,514
State of Louisiana GO, 4.00%, 5/1/32	4,250,000	4,277,235
		49,220,619
Maryland — 1.1%
Baltimore Rev., 4.875%, 6/1/42	1,375,000	1,318,617
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	614,133
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	1,600,000	1,590,868
Baltimore Rev., (Harbor Point Special Taxing District), 4.25%, 6/1/26	1,100,000	1,091,006
Baltimore Rev., (Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,491,265
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,504,762
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	521,427
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,071,425
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/24 (AGM)	300,000	300,621
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/25 (AGM)	330,000	332,694
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/26 (AGM)	375,000	380,015
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/35 (AGM)	1,230,000	1,270,232
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/43 (AGM)	1,000,000	1,013,056
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	201,823
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	177,423
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	122,036
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	132,023
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	177,355
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	253,016
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	302,991
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	327,336
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	4,005,000	3,512,467
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/36	2,290,000	2,336,149
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/38	865,000	763,279
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,612,471
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,162,389
State of Maryland GO, 4.00%, 3/15/30	10,000,000	10,306,963
		39,887,842
Massachusetts — 1.9%
Massachusetts GO, 5.00%, 1/1/35	10,000,000	10,919,582
Massachusetts GO, 5.00%, 10/1/37	10,000,000	11,228,688
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/30	2,000,000	2,278,045
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/30	2,250,000	2,562,801
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	1,500,000	1,751,401
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/34	375,000	434,353

Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	750,000	863,531
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	1,000,000	1,151,375
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,000,000	1,139,978
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,250,000	1,424,972
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/37	1,145,000	1,292,543
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,000,000	1,116,481
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,585,000	1,769,623
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,425,000	2,501,860
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,245,836
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,154,935
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(2)	130,000	130,639
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(2)	125,000	124,426
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(2)	160,000	159,062
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(2)	160,000	158,842
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(2)	170,000	168,327
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(2)	300,000	295,287
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(2)	325,000	317,609
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(2)	350,000	338,886
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(2)	400,000	386,111
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(2)	315,000	300,626
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(2)	300,000	282,741
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(2)	275,000	254,565
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(2)	465,000	420,188
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(2)	245,000	218,964
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles Inc Obligated Group), 5.00%, 10/1/47(2)	1,000,000	889,738
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(2)	1,850,000	1,758,378
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	651,064
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	811,635
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	809,634
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	572,609
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	485,969
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	457,062
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	616,767
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	1,854,778
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	1,916,273
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,349,402
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,263,402
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/33	4,605,000	5,424,454
		72,253,442
Michigan — 2.9%
Birmingham City School District GO, 5.00%, 5/1/29	1,550,000	1,702,829
Birmingham City School District GO, 5.00%, 5/1/30	1,875,000	2,089,714
Birmingham City School District GO, 5.00%, 5/1/31	2,250,000	2,538,026
Birmingham City School District GO, 5.00%, 5/1/32	1,900,000	2,166,671

Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	872,526
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,479,974
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,590,765
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,683,082
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,855,657
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	1,991,349
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,847,265
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,458,806
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,562,184
Detroit GO, 5.00%, 4/1/34	1,000,000	1,036,647
Detroit GO, 5.00%, 4/1/35	1,450,000	1,498,239
Detroit GO, 5.00%, 4/1/37	1,630,000	1,662,943
Detroit GO, 5.00%, 4/1/37	1,750,000	1,775,671
Detroit GO, 5.00%, 4/1/38	1,000,000	1,011,585
Detroit GO, 4.00%, 4/1/42	1,100,000	946,415
Detroit GO, 6.00%, 5/1/43	250,000	275,069
Detroit GO, 5.00%, 4/1/46	1,745,000	1,714,125
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/24 (AGM)	850,000	859,536
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/25 (AGM)	550,000	556,418
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/26 (AGM)	600,000	606,488
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/27 (AGM)	1,250,000	1,263,415
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/28 (AGM)	1,600,000	1,615,745
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/30 (AGM)	1,255,000	1,266,740
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/31 (AGM)	1,625,000	1,637,181
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/24 (AGM)	750,000	758,414
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/25 (AGM)	500,000	505,835
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	962,310
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,010,371
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,027,567
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,534,571
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,690,940
Livonia Public Schools GO, 5.00%, 5/1/33 (AGM)	400,000	460,950
Livonia Public Schools GO, 5.00%, 5/1/34 (AGM)	1,030,000	1,178,466
Livonia Public Schools GO, 5.00%, 5/1/35 (AGM)	505,000	573,302
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/25	5,090,000	5,208,731
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/26	5,000,000	5,193,355
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/27	3,370,000	3,555,834
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/28	2,000,000	2,144,405
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	3,950,000	3,699,380
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 11/1/46	5,000,000	4,499,816
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/27	3,030,000	3,071,023
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/28	3,465,000	3,510,818
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,019,681
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,514,154
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(5)	1,000,000	1,011,170
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(5)	1,250,000	1,263,962
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(5)	1,400,000	1,415,638
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(5)	1,565,000	1,582,481
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,100,692
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,044,891
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,547,997
State of Michigan Trunk Line Rev., 5.00%, 11/15/32(1)	1,500,000	1,724,251
State of Michigan Trunk Line Rev., 5.00%, 11/15/33(1)	1,500,000	1,740,137
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,115,991
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,014,766

Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	659,257
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,191,504
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,164,961
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,549,945
		107,812,631
Minnesota — 0.3%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,044,099
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,027,541
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	422,402
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	382,582
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	408,654
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	388,545
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	373,261
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,207,624
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	810,817
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,066,005
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,033,063
		9,164,593
Mississippi — 0.2%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.90%, 9/1/23 (GA: Chevron Corp.)	1,600,000	1,600,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,274,612
		5,874,612
Missouri — 1.1%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,002,852
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	812,944
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,119,061
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,381,219
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,279,096
Eureka COP, 5.00%, 4/1/34 (BAM)	1,000,000	1,111,438
Eureka COP, 5.00%, 4/1/35 (BAM)	1,000,000	1,108,480
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	5,000,000	5,051,139
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	4,805,803
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/31	650,000	694,459
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/32	1,000,000	1,068,371
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/33	750,000	800,757
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/35	915,000	971,831
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 4.00%, 2/15/37	500,000	489,941
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/25	1,000,000	1,022,370
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/26	1,000,000	1,035,120
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	2,000,000	2,129,914
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	603,285
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	561,930
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	270,649
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	541,317
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	567,183
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	513,006
Liberty Public School District No. 53 GO, 5.00%, 3/1/24	4,130,000	4,164,513
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	499,448

St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	961,894
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	626,157
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	2,781,661
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	950,801
		38,926,639
Nebraska — 1.2%
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,096,218
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	10,000,000	9,938,705
Central Plains Energy Project Rev., VRN, 5.00%, 3/1/50 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,025,482
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	14,000,000	14,278,125
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,113,828
Nebraska Public Power District Rev., 5.00%, 7/1/28	2,750,000	2,954,531
		43,406,889
Nevada — 0.9%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	778,852
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	763,173
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	791,422
Henderson Local Improvement Districts Special Assessment, (Henderson NV Local Improvement District No T-18), 4.00%, 9/1/24	1,865,000	1,860,156
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(5)	1,270,000	1,362,227
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(5)	1,840,000	1,989,718
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 4.00%, 7/1/32	3,810,000	3,833,737
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/34	650,000	741,110
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/35	700,000	790,191
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/36	1,000,000	1,111,862
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/37	795,000	874,337
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/38	800,000	869,490
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/30	1,375,000	1,411,051
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/31	1,465,000	1,503,624
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	445,000	386,832
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	995,000	818,956
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	990,000	775,112
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	480,000	426,381
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	520,000	437,842
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	995,000	944,553
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	650,000	466,416
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,395,000	2,284,140
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,425,000	901,870
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,569,910
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,068,276
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	897,478
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	2,848,654
		32,507,370
New Hampshire — 0.6%
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/41	2,250,000	1,847,420
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/37 (BAM)	860,000	923,980
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/38 (BAM)	665,000	706,848
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/39 (BAM)	790,000	851,109
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/41 (BAM)	1,325,000	1,416,779

New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/42 (BAM)	1,070,000	1,141,346
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 4.125%, 12/1/43 (BAM)	1,500,000	1,385,326
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	13,920,234	13,414,406
		21,687,214
New Jersey — 4.3%
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/37	2,500,000	2,705,122
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,010,804
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,027,822
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,035,912
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,153,722
New Jersey Economic Development Authority Rev., (State Capitol Joint Management Commission), 5.00%, 6/15/30	5,150,000	5,522,615
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/24	4,015,000	4,056,045
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25	5,000,000	5,053,552
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/25, Prerefunded at 100% of Par(5)	3,310,000	3,431,594
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/26	5,000,000	5,064,546
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 6/15/27	5,000,000	5,311,046
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/31	4,790,000	5,206,446
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/27 (BAM)	3,000,000	3,185,977
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/28 (BAM)	6,000,000	6,379,889
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/33	1,000,000	1,046,162
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	5,810,000	6,210,444
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	2,653,213
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	10,952,905
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(5)	1,500,000	1,569,071
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(5)	1,500,000	1,569,071
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,219,559
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,081,143
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	2,983,318
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,079,345
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	3,753,072
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	6,518,906
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	4,250,593
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	18,543,752
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/37	1,000,000	1,086,228
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,035,020
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,258,783
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,268,541
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,050,303
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,406,519
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,702,114
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	6,175,905
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	3,000,000	3,210,496
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	4,650,000	4,978,157
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,240,278
		158,987,990
New Mexico — 0.1%
New Mexico Finance Authority Rev., 5.00%, 6/1/28	400,000	411,009
New Mexico Finance Authority Rev., 5.00%, 6/1/33	800,000	820,311
New Mexico Finance Authority Rev., 5.00%, 6/1/38	1,320,000	1,344,647

New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(5)	1,000,000	1,027,474
		3,603,441
New York — 11.1%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	412,507
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	360,675
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	360,497
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,656,427
Brookhaven Local Development Corp. Rev., (Long Island Community Hospital at NYU Langone Health Obligated Group), 4.00%, 10/1/45 (GA: NYU Langone Hospitals)	2,000,000	1,796,420
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,013,190
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	844,426
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,874,446
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	923,370
Long Island Power Authority Rev., 5.00%, 9/1/33	4,000,000	4,663,981
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	11,564,862
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,547,163
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,218,949
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	9,911,426
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	7,413,904
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	5,000,000	4,475,863
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,035,509
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,311,261
New York City GO, 5.00%, 8/1/25	1,700,000	1,742,734
New York City GO, 5.00%, 8/1/26	5,370,000	5,485,247
New York City GO, 5.00%, 8/1/32	2,000,000	2,176,289
New York City GO, 5.00%, 8/1/33	500,000	543,349
New York City GO, 5.00%, 8/1/33	1,000,000	1,086,699
New York City GO, 5.00%, 8/1/33	1,000,000	1,157,438
New York City GO, 5.00%, 4/1/34	4,500,000	5,149,393
New York City GO, 5.00%, 8/1/34	1,000,000	1,147,226
New York City GO, 5.00%, 8/1/34	2,215,000	2,400,034
New York City GO, 5.00%, 4/1/35	6,150,000	6,971,438
New York City GO, 5.00%, 8/1/35	1,000,000	1,133,201
New York City GO, 5.25%, 10/1/39	2,000,000	2,222,350
New York City GO, 5.25%, 10/1/40	3,000,000	3,321,956
New York City GO, 4.00%, 9/1/46	4,960,000	4,735,003
New York City GO, 4.00%, 3/1/47	5,000,000	4,760,214
New York City GO, 4.00%, 3/1/50	3,030,000	2,858,897
New York City GO, VRDN, 3.92%, 9/1/23 (LOC: Bank of America N.A.)	2,805,000	2,805,000
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/34	3,000,000	3,492,938
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,056,474
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	9,887,207
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,446,443
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,717,844
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	6,895,000	6,692,427
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	7,750,000	7,434,808
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/47	3,500,000	3,724,942
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,126,450
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	10,287,775
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/34	10,000,000	11,442,469
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,709,419
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	7,485,000	8,585,419
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	388,441
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/37	7,500,000	7,533,600

New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,222,583
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,389,170
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	10,000,000	11,081,203
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,723,085
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	9,795,000	10,980,031
New York State Dormitory Authority Rev., 5.00%, 10/1/27 (BAM)	3,600,000	3,870,018
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,396,541
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,549,733
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/38	13,490,000	14,135,418
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	2,135,000	2,117,828
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/46	5,040,000	4,794,878
New York State Dormitory Authority Rev., (Trustees of Columbia University in the New York City), 5.00%, 10/1/33	5,000,000	5,992,297
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/35	875,000	1,004,306
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,095,410
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	10,190,820
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	4,970,518
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/36	5,855,000	5,985,328
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	10,000,000	9,820,366
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/43	10,000,000	10,676,851
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,567,451
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	6,500,000	6,171,225
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	3,850,000	3,590,047
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	731,698
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,000,727
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	944,209
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	455,000	469,794
Town of Oyster Bay GO, 5.00%, 8/1/26 (AGM)	950,000	1,000,718
Town of Oyster Bay GO, 5.00%, 8/1/27 (AGM)	1,000,000	1,074,587
Town of Oyster Bay GO, 5.00%, 8/1/28 (AGM)	1,250,000	1,369,362
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	718,603
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	2,000,000	2,257,760
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/31	4,000,000	4,578,301
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/33	1,780,000	2,055,109
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	615,434
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	829,984
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,640,009
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,394,537
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/42	3,520,000	3,808,113
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,345,368
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	2,300,000	2,449,676
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	2,875,000	3,011,832
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	16,315,000	16,373,530
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	6,140,000	6,374,248
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,353,915
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(2)	4,545,000	4,332,741
		411,663,362
North Carolina — 1.5%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,283,381
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,442,456
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,074,516
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,634,438
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,451,129
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,187,727

North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,458,928
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	953,342
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	870,774
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,004,944
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	556,455
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,716,376
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	955,945
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,051,125
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,083,939
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,179,277
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/40	600,000	519,772
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/45	1,000,000	821,806
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/45	1,800,000	1,755,299
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,012,501
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24(5)	6,595,000	6,631,387
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	16,427,545
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/27	3,250,000	3,467,535
		56,540,597
Ohio — 1.4%
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	4,875,000	4,770,208
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/38	525,000	509,311
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,001,079
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	905,000	909,540
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,628,585
Columbus GO, 5.00%, 4/1/34	2,625,000	3,028,025
Columbus GO, 5.00%, 4/1/35	2,000,000	2,290,451
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,758,311
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,366,318
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,019,558
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,625,617
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,781,474
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/32	350,000	404,407
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/32	400,000	465,048
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/33	700,000	816,392
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/34	650,000	756,215
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/35	1,100,000	1,268,374
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/36	750,000	851,216
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/38	1,450,000	1,617,755
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/30	5,120,000	5,812,266
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/34	3,000,000	3,500,838
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	2,905,000	3,255,463
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/33	700,000	788,861
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/34	1,000,000	1,118,216
Worthington City School District GO, 5.00%, 12/1/41	1,400,000	1,530,490
Worthington City School District GO, 5.00%, 12/1/42	1,800,000	1,950,970
		50,824,988
Oklahoma — 0.3%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,534,180
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,016,501
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,016,692
Oklahoma Water Resources Board Rev., 4.00%, 10/1/48 (OK CERF)	5,385,000	5,090,001
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48 (OK CERF)	1,000,000	966,457
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	998,371
		10,622,202

Oregon — 0.9%
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	493,085
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	471,783
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	3,432,232
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	251,124
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	201,997
Forest Grove Rev., (Pacific University), 4.00%, 5/1/37	635,000	581,468
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,255,771
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	206,070
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	272,987
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	242,137
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	205,876
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,015,514
State of Oregon GO, 5.00%, 5/1/32	1,000,000	1,156,765
State of Oregon GO, 5.00%, 6/1/32	2,405,000	2,784,870
State of Oregon GO, 5.00%, 5/1/33	1,500,000	1,757,175
State of Oregon GO, 5.00%, 6/1/33	1,000,000	1,172,669
State of Oregon GO, 5.00%, 5/1/34	2,000,000	2,337,048
State of Oregon GO, 5.00%, 6/1/34	1,000,000	1,169,433
State of Oregon Department of Transportation Rev., 5.00%, 11/15/30	1,250,000	1,422,370
State of Oregon Department of Transportation Rev., 5.00%, 11/15/31	1,675,000	1,935,595
State of Oregon Department of Transportation Rev., 5.00%, 11/15/33	630,000	736,305
State of Oregon Department of Transportation Rev., 5.00%, 11/15/35	3,710,000	4,287,514
State of Oregon Department of Transportation Rev., 5.00%, 11/15/36	2,900,000	3,309,280
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(2)	500,000	542,217
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(2)	500,000	541,861
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(2)	500,000	542,417
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(2)	600,000	641,180
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(2)	800,000	843,002
		34,809,745
Pennsylvania — 5.4%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,235,328
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,009,153
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	602,719
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,622,724
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	1,946,428
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,345,523
Bucks County Water and Sewer Authority Rev., 4.00%, 12/1/42 (AGM)	2,750,000	2,675,516
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	417,991
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,660,996
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,123,005
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,122,049
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,034,646
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,466,650
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	670,771
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,050,204
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,108,453
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,165,461
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,220,241
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,280,460
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(5)	5,000,000	5,057,678
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 4.66%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,738,185
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,047,716

Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,568,370
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,325,367
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,122,883
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,034,144
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	959,690
Luzerne County Industrial Development Authority Rev., (County of Luzerne), 5.00%, 12/15/27 (AGM)	1,000,000	1,033,283
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	535,731
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	490,394
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 4.84%, (1-month LIBOR plus 1.04%), 8/15/48	3,000,000	3,000,082
Pennsylvania COP, 5.00%, 7/1/29	600,000	646,104
Pennsylvania COP, 5.00%, 7/1/30	750,000	809,308
Pennsylvania COP, 5.00%, 7/1/31	850,000	915,236
Pennsylvania COP, 5.00%, 7/1/35	450,000	480,355
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,177,046
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	12,313,386
Pennsylvania GO, 4.00%, 2/1/32	6,200,000	6,266,034
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(5)	945,000	962,883
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,075,693
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,042,407
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	1,890,092
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,023,401
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	7,210,000	8,195,198
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/34	2,000,000	2,249,782
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36	500,000	550,208
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37	525,000	572,966
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	1,000,000	1,082,405
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,035,122
Pennsylvania Turnpike Commission Rev., VRN, 4.66%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	5,001,204
Pennsylvania Turnpike Commission Rev., VRN, 4.76%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,003,127
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,063,245
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,574,985
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,182,796
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,730,698
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	1,935,028
Philadelphia Energy Authority Rev., (Philadelphia), 5.00%, 11/1/34	1,000,000	1,129,766
Philadelphia Energy Authority Rev., (Philadelphia), 5.00%, 11/1/35	1,000,000	1,117,716
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	1,818,210
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	822,338
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,106,431
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	606,660
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,143,697
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	826,529
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,152,044
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,280,000	1,474,616
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,101,778
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,500,000	1,739,949
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,347,665
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,264,200
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,816,319
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,633,337
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,733,344
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,083,045

Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,944,752
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,087,272
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,107,820
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,564,876
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,552,536
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,286,383
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	527,051
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	507,550
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,308,257
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,200,380
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	1,743,465
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,253,764
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,073,708
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	1,764,645
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	797,746
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,653,982
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,098,310
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 4.42%, (MUNIPSA plus 0.36%), 2/15/24	10,000,000	10,000,302
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/36	365,000	312,235
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	296,079
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	395,989
Westmoreland County Industrial Development Authority Rev., (Excela Health Obligated Group), 4.00%, 7/1/37	1,400,000	1,247,986
		202,093,282
Rhode Island — 0.4%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,713,794
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	1,899,783
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,087,848
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,175,000	2,329,780
Providence Public Building Authority Rev., 4.00%, 9/15/33 (AGM)	5,620,000	5,709,831
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	469,423
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	520,176
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	518,941
		15,249,576
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	399,186
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	855,295
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	1,757,061
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	2,956,883
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,172,408
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,110,558
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,548,336
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,719,008
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,097,049
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,234,555
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	467,980
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.00%, 11/1/26(2)	715,000	660,743
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.625%, 11/1/31(2)	1,000,000	842,182
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	1,000,000	782,522
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	3,796,423
		24,400,189
Tennessee — 0.3%
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson), 5.00%, 7/1/38 (AGM)	1,310,000	1,422,708
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson), 5.00%, 7/1/39 (AGM)	4,505,000	4,866,845

Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	420,582
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	386,481
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	489,277
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	488,972
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37	280,000	305,542
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38	230,000	248,452
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39	350,000	377,133
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40	350,000	375,848
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41	500,000	534,982
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42	500,000	533,771
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47	500,000	538,448
Tennessee Energy Acquisition Corp. Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,529,180
		12,518,221
Texas — 14.4%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,519,474
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,068,868
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,176,475
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,067,337
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,064,860
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	202,650
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	384,681
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	332,782
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	499,581
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	368,601
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	529,281
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	853,092
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	435,872
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/35 (PSF-GTD)	1,685,000	1,683,588
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/36 (PSF-GTD)	1,250,000	1,228,669
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,443,494
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/38 (PSF-GTD)	1,875,000	1,777,274
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,046,414
Arlington Higher Education Finance Corp. Rev., (Trinity Basin Preparatory, Inc.), 4.125%, 8/15/42 (PSF-GTD)	2,915,000	2,759,838
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,323,362
Austin Electric Utility Rev., 5.00%, 11/15/34	10,000,000	11,476,845
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,015,754
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	6,130,803
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	4,816,416
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,358,384
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,188,379
Belton Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	984,450
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,092,615
Belton Independent School District GO, 4.00%, 2/15/47 (PSF-GTD)	3,100,000	2,983,735
Birdville Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,000,000	1,141,684
Central Texas Regional Mobility Authority Rev., 5.00%, 7/1/25, Prerefunded at 100% of Par(5)	2,000,000	2,054,156
Central Texas Turnpike System Rev., 5.00%, 8/15/37	10,305,000	10,372,683
Central Texas Turnpike System Rev., 5.00%, 8/15/42	10,540,000	10,540,000
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,129,984
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	514,947
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,511,786
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/26 (PSF-GTD)	500,000	517,243
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/28 (PSF-GTD)	910,000	968,319
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/30 (PSF-GTD)	800,000	870,660
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/31 (PSF-GTD)	565,000	621,372
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/33 (PSF-GTD)	460,000	506,050

Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/34 (PSF-GTD)	1,320,000	1,448,948
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/35 (PSF-GTD)	385,000	419,884
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/36 (PSF-GTD)	560,000	605,245
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/38 (PSF-GTD)	265,000	281,578
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 4.00%, 4/1/43 (PSF-GTD)	1,650,000	1,527,674
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	5,000,000	5,692,811
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	2,710,000	3,050,136
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	12,750,000	14,046,723
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	2,750,339
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	5,754,990
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,423,502
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/37(1)	1,000,000	1,099,247
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38(1)	1,000,000	1,089,138
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39(1)	1,500,000	1,623,923
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	10,000,000	10,759,845
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/34	1,685,000	1,952,968
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/35	1,345,000	1,541,051
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/36	775,000	877,853
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/37	2,200,000	2,465,453
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,263,056
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,096,325
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,492,756
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	4,816,525
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	480,397
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	240,840
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	201,930
Denton Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,250,000	1,427,749
Denton Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,129,295
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,360,000	3,353,278
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,279,026
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,214,312
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,177,653
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	506,614
Fort Bend Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	1,400,000	1,420,458
Fort Bend Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	6,560,000	6,655,861
Fort Bend Independent School District GO, 5.00%, 8/15/25 (PSF-GTD)	2,500,000	2,580,678
Fort Bend Independent School District GO, 5.00%, 8/15/26 (PSF-GTD)	5,000,000	5,261,159
Fort Bend Independent School District GO, 5.00%, 8/15/27 (PSF-GTD)	2,260,000	2,418,372
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,055,278
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,508,780
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,501,764
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,490,806
Frisco Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,500,000	1,690,958
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	8,365,000	8,270,576
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,670,399
Galveston Independent School District GO, 4.00%, 2/1/42 (PSF-GTD)	5,750,000	5,607,660
Garland Electric Utility System Rev., 5.00%, 3/1/32 (AGM)	800,000	894,187
Garland Electric Utility System Rev., 5.00%, 3/1/34 (AGM)	600,000	672,600
Garland Electric Utility System Rev., 5.00%, 3/1/35 (AGM)	960,000	1,067,651
Garland Electric Utility System Rev., 5.00%, 3/1/37 (AGM)	830,000	903,351
Garland Electric Utility System Rev., 5.00%, 3/1/39 (AGM)	525,000	563,114
Georgetown Utility System Rev., 5.00%, 8/15/33 (BAM)	1,025,000	1,157,500
Georgetown Utility System Rev., 5.00%, 8/15/34 (BAM)	2,130,000	2,397,667
Georgetown Utility System Rev., 5.00%, 8/15/35 (BAM)	700,000	780,055
Georgetown Utility System Rev., 5.00%, 8/15/36 (BAM)	560,000	617,591

Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,252,415
Gregory-Portland Independent School District GO, 5.00%, 2/15/31 (PSF-GTD)	6,250,000	7,033,590
Gregory-Portland Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	6,240,000	7,089,329
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,274,115
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,699,129
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,537,909
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,025,840
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,025,651
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/27	820,000	794,364
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,521,653
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,000,000	878,117
Harris County Flood Control District Rev., (Harris County), 4.00%, 10/1/37	5,025,000	5,006,536
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	851,297
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	707,022
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	768,392
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,011,496
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	515,275
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,321,613
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,009,574
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	489,596
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,009,303
Harris Toll Road Rev., 5.00%, 8/15/33	4,000,000	4,587,594
Harris Toll Road Rev., 5.00%, 8/15/34	2,670,000	3,051,764
Hays Consolidated Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,200,000	1,362,380
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,016,323
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,258,174
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	2,005,101
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,174,421
Houston Airport System Rev., 5.00%, 7/1/31 (AGM)	3,500,000	3,941,799
Houston Airport System Rev., 5.00%, 7/1/32 (AGM)	5,000,000	5,683,271
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,014,601
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	414,418
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	963,643
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,073,041
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	718,049
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,253,187
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	2,953,349
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,194,985
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,045,950
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,421,409
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,503,968
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	996,476
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,483,068
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	490,690
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	254,794
Irving Independent School District GO, 5.00%, 2/15/33 (PSF-GTD)	1,500,000	1,725,457
Jacksboro Independent School District GO, VRN, 4.00%, 2/15/48 (PSF-GTD)	3,160,000	3,180,481
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	598,631
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	990,316
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	984,450
Katy Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	979,326
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	6,109,862

Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,064,976
New Caney Independent School District GO, 5.00%, 2/15/33 (PSF-GTD)	1,350,000	1,553,233
New Caney Independent School District GO, 5.00%, 2/15/34 (PSF-GTD)	1,425,000	1,642,076
New Caney Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	600,000	686,453
New Caney Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,131,176
New Caney Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	500,000	559,289
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	732,641
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	478,776
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	505,121
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(5)	1,000,000	1,062,402
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(5)	1,000,000	1,062,402
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(5)	1,000,000	1,062,402
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(5)	1,670,000	1,774,212
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,661,984
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,036,079
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,295,044
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,294,252
North Texas Tollway Authority Rev., 5.00%, 1/1/31	11,415,000	11,589,490
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	3,681,218
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	7,000,000	6,848,205
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,511,860
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	1,993,948
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,446,467
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,098,926
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,146,922
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,334,724
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,446,691
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,485,474
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	787,560
Pasadena Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	975,549
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/32	3,000,000	3,462,292
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/33	2,000,000	2,336,637
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,269,963
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,012,658
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	4,695,000	4,730,136
Richardson Independent School District GO, 5.00%, 2/15/25 (PSF-GTD)	500,000	512,186
Richardson Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	1,000,000	1,043,145
Richardson Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	750,000	797,659
Richardson Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	500,000	542,386
Richardson Independent School District GO, 5.00%, 2/15/29 (PSF-GTD)	650,000	716,643
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,150,508
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,248,454
San Antonio GO, 4.00%, 2/1/39	2,000,000	1,975,808
San Antonio GO, 4.00%, 2/1/40	2,000,000	1,960,216
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,462,621
San Antonio GO, 4.00%, 2/1/42	2,220,000	2,147,272
San Antonio Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	3,240,000	3,666,142
State of Texas GO, 5.00%, 8/1/37	1,000,000	1,022,849
State of Texas GO, 5.00%, 8/1/40	5,245,000	5,337,755

Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	4,840,000	4,996,195
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 3.00%, 11/15/26	285,000	272,155
Tarrant County Hospital District GO, 4.00%, 8/15/43	2,500,000	2,369,865
Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,586,993
Texas A&M University Rev., 5.25%, 5/15/37	1,750,000	1,983,879
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	3,310,000	3,427,761
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28 (GA: Macquarie Group Ltd.)	1,610,000	1,640,598
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,421,953
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,554,743
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,034,455
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,512,509
Texas Water Development Board Rev., (State Revolving Fund), 5.00%, 8/1/34	11,095,000	12,640,664
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/30	7,000,000	7,628,344
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/41	10,000,000	9,777,507
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	15,000,000	15,521,487
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	1,180,000	1,276,400
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/30	2,150,000	2,388,126
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,498,466
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,358,227
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/35	1,025,000	1,148,819
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	5,889,580
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	735,434
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,271,011
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,601,244
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	3,990,441
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,130,135
Wylie Independent School District/Collin County GO, 5.00%, 2/15/24 (PSF-GTD)	7,200,000	7,248,482
		534,343,536
Utah — 0.2%
Intermountain Power Agency Rev., 5.00%, 7/1/26	3,000,000	3,148,892
Intermountain Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,137,246
Intermountain Power Agency Rev., 5.00%, 7/1/36	2,000,000	2,244,758
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,044,613
		8,575,509
Vermont — 0.1%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	110,000	111,324
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	757,661
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,131,415
		5,000,400
Virginia — 0.9%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	1,670,000	1,776,547
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	6,000,000	5,843,824
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,035,975
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,705,817
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	643,157
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(2)	145,000	145,000
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(2)	725,000	714,898
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	1,500,000	1,454,488
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,034,282
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	721,853
Virginia College Building Authority Rev., 5.00%, 2/1/24	3,000,000	3,020,798

Virginia College Building Authority Rev., 5.00%, 2/1/28	2,500,000	2,708,755
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,037,953
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,098,461
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	3,595,299
		31,537,107
Washington — 3.2%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,154,936
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	14,997,060
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	10,785,000	12,542,329
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,612,487
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/33	1,175,000	1,352,027
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/34	1,325,000	1,522,372
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/35	1,000,000	1,146,286
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/36	1,750,000	1,984,439
Seattle Municipal Light & Power Rev., VRN, 4.31%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,705,706
State of Washington GO, 4.00%, 7/1/26	10,000,000	10,241,957
State of Washington GO, 5.00%, 7/1/27	10,000,000	10,212,507
State of Washington GO, 5.00%, 8/1/29	18,795,000	19,332,651
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,518,330
State of Washington GO, 5.00%, 2/1/34	10,865,000	12,264,987
State of Washington GO, 4.00%, 7/1/39	3,730,000	3,713,511
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,416,793
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	6,000,000	6,144,670
		116,863,048
Wisconsin — 1.4%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	526,114
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/46	1,100,000	869,601
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	729,094
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	778,134
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	331,748
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	788,347
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	298,804
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	292,391
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	308,856
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,013,916
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	549,932
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	980,130
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	2,688,288
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	2,812,464
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	2,952,637
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,008,959
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(2)(5)	20,000	19,851
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(2)	165,000	159,704
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(2)(5)	25,000	26,933
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(2)(5)	65,000	72,396
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(2)	475,000	482,673
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(2)(5)	20,000	21,558
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(2)(5)	35,000	37,727
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(2)	1,110,000	1,059,394
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(2)	980,000	797,411
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	1,215,000	903,352
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/46	685,000	528,503
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,604,547
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/31	700,000	659,608
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41	1,500,000	1,241,628

State of Wisconsin GO, 5.00%, 5/1/34	10,000,000	11,657,845
Wisconsin Department of Transportation Rev., (Wisconsin Department of Transportation Vehicle Fee Rev.), 5.00%, 7/1/30	10,000,000	11,264,301
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(2)	3,580,000	3,414,782
		50,881,628
TOTAL MUNICIPAL SECURITIES (Cost $3,769,976,261)		3,693,129,947
SHORT-TERM INVESTMENTS †
Money Market Funds †
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $116,787)	116,799	116,787
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $3,770,093,048)		3,693,246,734
OTHER ASSETS AND LIABILITIES — 0.6%		20,802,637
TOTAL NET ASSETS — 100.0%		$3,714,049,371

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	1,099	December 2023	$122,023,344	$1,033,377
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIBOR	–	London Interbank Offered Rate
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NATL	–	National Public Finance Guarantee Corporation
PSF-GTD	–	Permanent School Fund Guaranteed
Q-SBLF	–	Qualified School Board Loan Fund
SOFR	–	Secured Overnight Financing Rate
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $124,781,685, which represented 3.4% of total net assets.
(3)Security is in default.
(4)Non-income producing.
(5)Escrowed to maturity in U.S. government securities or state and local government securities.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,693,129,947	—
Short-Term Investments	$116,787	—	—
	$116,787	$3,693,129,947	—
Other Financial Instruments
Futures Contracts	$1,033,377	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.